Intangible Assets, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Summary of Intangible Assets Net

(in thousands)	September 30, 2023	December 31, 2022
Intangible assets, gross	$3,872,256	$3,630,823
Accumulated amortization	(618,549)	(267,667)
Net	$3,253,707	$3,363,156

During the nine months ended September 30, 2023, the Company purchased $286.9 million of CCRAs included in Intangible Assets, net, of which $285.5 million was through the Hazel transaction (See Note 4, Asset Acquisitions), $0.8 million was through a Class A Common Stock issuance in July 2023 and $0.6 million was paid in cash.

For the three and nine months ended September 30, 2023 and 2022, claims amortization expense was $121.0 million and $355.5 million, respectively, and $111.9 million and $153.6 million, respectively.

Future amortization for CCRAs, for the remainder of 2023 and thereafter is expected to be as follows:

(in thousands)	CCRAs Amortization
2023	121,008
2024	483,959
2025	483,907
2026	483,907
2027	483,907
Thereafter	1,197,019
Total	$3,253,707

Intangible assets, net consists of the following:

(in thousands)	December 31, 2022	December 31, 2021
Intangible assets, gross	$3,630,823	$84,955
Accumulated amortization	(267,667)	(737)
Net	$3,363,156	$84,218

Schedule of Expected Future Amortization Expense of Intangible Assets	Future amortization for CCRAs, for the remainder of 2023 and thereafter is expected to be as follows:	Future amortization for CCRAs is expected to be as follows:

(in thousands)	CCRAs Amortization
2023	$453,853
2024	453,853
2025	453,780
2026	453,728
2027	453,728
Thereafter	1,094,214
Total	$3,363,156

Claims Cost Recovery Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Summary of Intangible Assets Net

The following table presents the changes in the Company’s intangibles assets for nine months ended September 30, 2023:

(in thousands)	Intangible Assets
Balance as of December 31, 2022	$3,363,156
Acquisitions of CCRAs	286,929
Amortization expense	(355,481)
Sale of CCRAs	(40,897)
Total	$3,253,707